SECURED DEBENTURE (Details - Future minimum required payments) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 273,225
2027	273,225
2025	68,306
Total	$ 614,756	$ 1,041,664